FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 737,381	$ 642,315
Accounts receivable from related parties, current	6,274	17,526
Trade and other non-current receivables	16,606	9,456
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	542,296	435,663
Accounts receivable from related parties, current	369	1,319
Trade and other non-current receivables	13,637	3,691
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	10,448	8,483
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	54,118	74,544
Accounts receivable from related parties, current	829	197
Trade and other non-current receivables	40	351
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	96,847	86,954
Accounts receivable from related parties, current	5,076	15,512
Trade and other non-current receivables	2,859	2,983
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	2,816	2,690
Accounts receivable from related parties, current	0	498
Trade and other non-current receivables	70	2,431
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	30,856	33,981
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	$ 0	$ 0